KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 4.3%
Entertainment Content - 1.1%
Walt Disney Company (The) (a)	865	$ 96,949

Internet Media & Services - 1.6%
Alphabet, Inc. - Class A (a)	1,340	145,015

Telecommunications - 1.6%
Iridium Communications, Inc. (a)	3,306	146,754

Consumer Discretionary - 5.8%
Apparel & Textile Products - 1.1%
Levi Strauss & Company - Class A	6,025	101,762

Automotive - 3.4%
Cie Generale des Etablissements Michelin - ADR	4,208	50,959
Lightning eMotors, Inc. (a)	23,591	66,998
Proterra, Inc. (a)	16,425	99,207
Tesla, Inc. (a)	324	89,298
		306,462
Home & Office Products - 1.3%
Panasonic Holdings Corporation - ADR	13,905	113,048

Consumer Staples - 10.2%
Beverages - 1.2%
PepsiCo, Inc.	645	111,114

Food - 5.5%
Campbell Soup Company	1,975	99,500
Hershey Company (The)	750	168,503
McCormick & Company, Inc.	1,045	87,853
TreeHouse Foods, Inc. (a)	2,870	133,742
		489,598
Household Products - 0.7%
Procter & Gamble Company (The)	438	60,418

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 10.2% (Continued)
Retail - Consumer Staples - 2.8%
Kroger Company (The)	2,345	$ 112,419
Target Corporation	850	136,289
		248,708
Energy - 12.8%
Renewable Energy - 12.8%
Array Technologies, Inc. (a)	7,850	164,065
Enphase Energy, Inc. (a)	1,110	317,948
First Solar, Inc. (a)	740	94,387
Plug Power, Inc. (a)	1,560	43,742
Shoals Technologies Group, Inc. - Class A (a)	4,640	122,357
SolarEdge Technologies, Inc. (a)	615	169,722
Stem, Inc. (a)	10,105	158,851
Vestas Wind Systems A/S - ADR	8,650	71,708
		1,142,780
Financials - 8.9%
Asset Management - 0.9%
UBS Group AG	5,325	84,401

Banking - 5.2%
Bank of Montreal	1,330	122,679
BNP Paribas S.A. - ADR	6,142	142,617
Citigroup, Inc.	1,825	89,078
ING Groep N.V. - ADR	12,653	111,094
		465,468
Institutional Financial Services - 1.8%
Goldman Sachs Group, Inc. (The)	480	159,682

Insurance - 1.0%
AXA S.A. - ADR	3,825	90,423

Health Care - 10.7%
Biotech & Pharma - 10.7%
AstraZeneca plc - ADR	2,325	145,034
Bristol-Myers Squibb Company	2,040	137,516
Merck & Company, Inc.	1,550	132,308

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 10.7% (Continued)
Biotech & Pharma - 10.7% (Continued)
Novartis AG - ADR	1,525	$ 122,793
Novo Nordisk A/S - ADR	1,520	161,272
Roche Holding AG - ADR	3,069	124,110
Sanofi - ADR	3,255	133,553
		956,586
Industrials - 19.5%
Commercial Support Services - 2.5%
Schnitzer Steel Industries, Inc. - Class A	3,090	102,093
Waste Management, Inc.	695	117,476
		219,569
Diversified Industrials - 1.4%
Eaton Corporation plc	930	127,075

Electrical Equipment - 7.9%
ABB Ltd. - ADR	4,550	125,444
Carrier Global Corporation	3,210	125,575
ChargePoint Holdings, Inc. (a)	6,272	102,045
Daikin Industrials Ltd. - ADR	9,035	157,932
Schneider Electric SE - ADR	4,650	110,391
Trimble, Inc. (a)	1,415	89,499
		710,886
Engineering & Construction - 2.1%
Quanta Services, Inc.	1,335	188,636

Machinery - 4.1%
AGCO Corporation	785	85,338
CNH Industrial N.V.	9,005	110,131
Deere & Company	225	82,181
GrafTech International Ltd.	14,825	87,171
		364,821
Transportation Equipment - 1.5%
Blue Bird Corporation (a)	7,550	89,618
Lion Electric Company (The) (a)	11,003	42,252
		131,870

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Materials - 14.0%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	505	$ 127,487
International Flavors & Fragrances, Inc.	955	105,509
		232,996
Construction Materials - 2.4%
CRH plc - ADR	2,255	83,413
Holcim Ltd. - ADR	14,852	130,846
		214,259
Forestry, Paper & Wood Products - 0.7%
Trex Company, Inc. (a)	1,436	67,190

Metals & Mining - 7.0%
Fortescue Metals Group Ltd. - ADR	3,115	77,937
Freeport-McMoRan, Inc.	3,636	107,625
Livent Corporation (a)	7,310	235,236
MP Materials Corporation (a)	3,505	122,640
Newmont Corporation	2,102	86,939
		630,377
Steel - 1.3%
Commercial Metals Company	2,765	112,010

Real Estate - 4.5%
REITs - 4.5%
Gladstone Land Corporation	4,800	112,848
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,520	60,071
Prologis, Inc.	985	122,642
Weyerhaeuser Company	3,215	109,824
		405,385
Technology - 4.4%
Semiconductors - 1.0%
Analog Devices, Inc.	570	86,372

Software - 3.4%
Autodesk, Inc. (a)	530	106,922
Microsoft Corporation	770	201,332
		308,254

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Utilities - 2.5%
Electric & Gas Marketing & Trading - 1.0%
Orsted A/S - ADR	2,600	$ 84,916

Electric Utilities - 1.5%
Avangrid, Inc.	2,800	138,320

Total Common Stocks (Cost $8,509,688)		$ 8,742,104

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Government Obligations Fund - Class X, 2.05% (b) (Cost $228,677)	228,677	$ 228,677

Investments at Value - 100.2% (Cost $8,738,365)		$ 8,970,781

Liabilities in Excess of Other Assets - (0.2%)		(17,118)

Net Assets - 100.0%		$ 8,953,663

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.